Financing Receivables (Financing Receivables on Nonaccrual Status) (Details) (JPY ¥) In Millions	Mar. 31, 2011
Total	¥ 23,084
Installment Sales Receivable [Member]
Total	738
Lease Receivable [Member]
Total	8,876
Loans Receivable [Member]
Total	11,758
Credit Receivable [Member]
Total	1,712
Other Receivable [Member]
Total